INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	2024	2025
SIM cards and prepaid vouchers	676	457
Others (each below Rp100 billion)	480	504
Total	1,156	961
Provision for obsolescence	(60)	(60)
Net	1,096	901